5. Fair Value Measurements (Details - Recurring Basis) - Fair Value Measurements Recurring [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair value of derivative liability	$ 944,729	$ 0
Accrued Stock Compensation [Member]
Fair value of derivative liability	495,000	0
Fair Value Inputs Level 1 [Member]
Fair value of derivative liability	32,500	0
Fair Value Inputs Level 1 [Member] | Accrued Stock Compensation [Member]
Fair value of derivative liability	32,500	0
Fair Value Inputs Level 1 [Member] | Shares Issued in Acquisition [Member]
Fair value of derivative liability	0	0
Fair Value Inputs Level 2 [Member]
Fair value of derivative liability	0	0
Fair Value Inputs Level 2 [Member] | Accrued Stock Compensation [Member]
Fair value of derivative liability	0	0
Fair Value Inputs Level 2 [Member] | Shares Issued in Acquisition [Member]
Fair value of derivative liability	0	0
Fair Value Inputs Level 3 [Member]
Fair value of derivative liability	912,229	0
Fair Value Inputs Level 3 [Member] | Accrued Stock Compensation [Member]
Fair value of derivative liability	417,229	0
Fair Value Inputs Level 3 [Member] | Shares Issued in Acquisition [Member]
Fair value of derivative liability	$ 495,000	$ 0